UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act File Number 811-5897
RIVERSOURCE MARKET ADVANTAGE SERIES, INC.

(Exact name of registrant as specified in charter)
50606 Ameriprise Financial Center, Minneapolis, Minnesota 55474

(Address of principal executive offices) (Zip code)
Scott R. Plummer — 5228 Ameriprise Financial Center, Minneapolis, MN 55474

(Name and address of agent for service)
Registrant’s telephone number, including area code: (612) 671-1947
Date of fiscal year end: January 31
Date of reporting period: April 30, 2011

Item 1. Schedule of Investments

Investments in Affiliated Funds
Columbia Portfolio Builder Total Equity Fund

April 30, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

	Shares	Value

Equity Funds (100.0%)

DIVIDEND INCOME (4.6%)

Columbia Dividend Opportunity Fund	2,712,022	$23,323,388

INTERNATIONAL (24.3%)

Columbia Asia Pacific ex-Japan Fund	559,755	5,054,585
Columbia Emerging Markets Fund	44,658	531,874
Columbia Emerging Markets Opportunity Fund	698,559	7,488,557
Columbia European Equity Fund	1,971,978	13,133,370
Columbia Global Equity Fund	65,431	532,610
Columbia Multi-Advisor International Equity Fund	2,407,484	31,658,417
Columbia Multi-Advisor International Value Fund	4,068,447	27,462,019
RiverSource Partners International Select Growth Fund(a)	4,380,710	33,293,397
RiverSource Partners International Small Cap Fund	691,718	4,738,266

Total		123,893,095

REAL ESTATE (3.3%)

Columbia Real Estate Equity Fund	1,229,310	16,903,014

U.S. LARGE CAP (48.3%)

Columbia Contrarian Core Fund	2,396,574	37,170,856
Columbia Diversified Equity Income Fund	2,190,054	23,981,093
Columbia Dividend Income Fund	1,429,449	20,126,642
Columbia Large Cap Core Fund	1,063,948	15,086,784
Columbia Large Cap Growth Fund	1,896,427	49,686,384
Columbia Large Core Quantitative Fund	3,984,131	23,864,946
Columbia Large Growth Quantitative Fund	3,776,891	36,446,999

	Shares	Value

Equity Funds (continued)

U.S. LARGE CAP (CONTINUED)

Columbia Recovery & Infrastructure Fund	674,185	$16,261,348
Columbia Select Large Cap Growth Fund(b)	812,072	11,507,052
Columbia Select Large Cap Value Fund	741,118	12,450,785

Total		246,582,889

U.S. MID CAP (14.3%)

Columbia Mid Cap Growth Fund(b)	593,715	18,072,695
Columbia Mid Cap Growth Opportunity Fund(b)	1,447,620	19,065,154
Columbia Mid Cap Value Fund	854,848	12,643,201
Columbia Mid Cap Value Opportunity Fund	2,636,725	23,124,082

Total		72,905,132

U.S. SMALL CAP (5.2%)

Columbia Frontier Fund(b)	493,185	6,253,582
Columbia Multi-Advisor Small Cap Value Fund(b)	573,995	3,742,449
Columbia Select Smaller Cap Value Fund(b)	400,992	7,406,324
Columbia Small Cap Growth I Fund(b)	254,142	9,428,662

Total		26,831,017

Total Equity Funds (Cost: $439,862,492)		$510,438,535

Total Investments in Affiliated Funds (Cost: $439,862,492)(c)		$510,438,535(d)
Other Assets and Liabilities		(216,406)

Net Assets		$510,222,129

Notes to Investments in Affiliated Funds

(a)	The fund does not invest in underlying funds for the purpose of exercising management control. At April 30, 2011, the fund held the following positions, which exceed 5% of the underlying fund’s shares outstanding:

Underlying Fund	Percent of Shares Held

RiverSource Partners International Select Growth Fund	8.44%

(b)	Non-income producing.

(c)	At April 30, 2011, the cost of securities for federal income tax purposes was approximately $439,862,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$71,782,000
Unrealized Depreciation	(1,205,000)

Net Unrealized Appreciation	$70,577,000

(d)	Securities are valued using policies described in the notes to financial statements in the most recent shareholder report.
Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (to include NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of April 30, 2011:

Fair value at April 30, 2011
	Level 1	Level 2	Level 3
Description	quoted prices	other	significant	Total
	in active	significant	unobservable
	markets for	observable	inputs
	identical assets(a)	inputs

Investments in Affiliated Funds	$510,438,535	$—	$—	$510,438,535

(a) There were no significant transfers between Levels 1 and 2 during the period.

Portfolio of Investments
RiverSource S&P 500 Index Fund
April 30, 2011 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
Common Stocks (98.1%)

Issuer	Shares		Value(a)
Aerospace & Defense (2.7%)
General Dynamics Corp.	4,729		$344,366
Goodrich Corp.	1,579		139,536
Honeywell International, Inc.	9,942		608,749
ITT Corp.	2,323		134,246
L-3 Communications Holdings, Inc.	1,441		115,554
Lockheed Martin Corp.	3,646		288,946
Northrop Grumman Corp.	3,681		234,148
Precision Castparts Corp.	1,822		281,535
Raytheon Co.	4,546		220,708
Rockwell Collins, Inc.	1,977		124,749
Textron, Inc.	3,488		91,037
The Boeing Co.	9,329		744,268
United Technologies Corp.	11,669		1,045,308

Total			4,373,150

Air Freight & Logistics (1.0%)
CH Robinson Worldwide, Inc.	2,097		168,137
Expeditors International of Washington, Inc.	2,696		146,312
FedEx Corp.	3,998		382,489
United Parcel Service, Inc., Class B	12,516		938,325

Total			1,635,263

Airlines (0.1%)
Southwest Airlines Co.	9,481		111,402

Auto Components (0.3%)
Johnson Controls, Inc.	8,583		351,903
The Goodyear Tire & Rubber Co.	3,074	(b)	55,793

Total			407,696

Automobiles (0.5%)
Ford Motor Co.	47,932	(b)	741,508
Harley-Davidson, Inc.	2,985		111,221

Total			852,729

Beverages (2.4%)
Brown-Forman Corp., Class B	1,294		92,987
Coca-Cola Enterprises, Inc.	4,189		119,009
Constellation Brands, Inc., Class A	2,236	(b)	50,064
Dr Pepper Snapple Group, Inc.	2,848		111,642
Molson Coors Brewing Co., Class B	2,021		98,524
PepsiCo, Inc.	20,100		1,384,689
The Coca-Cola Co.	29,063		1,960,590

Total			3,817,505

Issuer	Shares		Value(a)
Biotechnology (1.1%)
Amgen, Inc.	11,801	(b)	670,887
Biogen Idec, Inc.	3,058	(b)	297,696
Celgene Corp.	5,895	(b)	347,098
Cephalon, Inc.	964	(b)	74,035
Gilead Sciences, Inc.	10,068	(b)	391,041

Total			1,780,757

Building Products (—%)
Masco Corp.	4,534		60,846

Capital Markets (2.4%)
Ameriprise Financial, Inc.	3,122	(f)	193,751
BlackRock, Inc.	1,210		237,087
E*Trade Financial Corp.	3,162	(b)	51,351
Federated Investors, Inc., Class B	1,180		30,420
Franklin Resources, Inc.	1,830		236,290
Invesco Ltd.	5,842		145,291
Janus Capital Group, Inc.	2,356		28,673
Legg Mason, Inc.	1,929		71,662
Morgan Stanley	19,570		511,756
Northern Trust Corp.	3,058		152,869
State Street Corp.	6,351		295,639
T Rowe Price Group, Inc.	3,285		211,061
The Bank of New York Mellon Corp.	15,744		455,946
The Charles Schwab Corp.	12,648		231,585
The Goldman Sachs Group, Inc.	6,590		995,156

Total			3,848,537

Chemicals (2.1%)
Air Products & Chemicals, Inc.	2,717		259,528
Airgas, Inc.	938		65,144
CF Industries Holdings, Inc.	913		129,235
Eastman Chemical Co.	906		97,169
Ecolab, Inc.	2,937		154,956
EI du Pont de Nemours & Co.	11,678		663,193
FMC Corp.	907		80,070
International Flavors & Fragrances, Inc.	1,024		65,044
Monsanto Co.	6,794		462,264
PPG Industries, Inc.	2,038		192,937
Praxair, Inc.	3,845		409,185
Sigma-Aldrich Corp.	1,548		109,258
The Dow Chemical Co.	14,803		606,775
The Sherwin-Williams Co.	1,119		92,083

Total			3,386,841

Commercial Banks (2.6%)
BB&T Corp.	8,810		237,165
Comerica, Inc.	2,240		84,963
Fifth Third Bancorp	11,638		154,436
First Horizon National Corp.	3,333		36,496
Huntington Bancshares, Inc.	10,946		74,323
KeyCorp	12,050		104,474
M&T Bank Corp.	1,523		134,588

Issuer	Shares		Value(a)
Marshall & Ilsley Corp.	6,717		54,878
PNC Financial Services Group, Inc.	6,660		415,184
Regions Financial Corp.	15,926		116,897
SunTrust Banks, Inc.	6,800		191,692
U.S. Bancorp	24,348		628,665
Wells Fargo & Co.	66,743		1,942,890
Zions Bancorporation	2,309		56,455

Total			4,233,106

Commercial Services & Supplies (0.5%)
Avery Dennison Corp.	1,363		56,892
Cintas Corp.	1,593		49,463
Iron Mountain, Inc.	2,545		81,058
Pitney Bowes, Inc.	2,585		63,488
Republic Services, Inc.	3,894		123,128
RR Donnelley & Sons Co.	2,610		49,225
Stericycle, Inc.	1,093	(b)	99,769
Waste Management, Inc.	6,034		238,101

Total			761,124

Communications Equipment (2.0%)
Cisco Systems, Inc.	70,031		1,229,743
F5 Networks, Inc.	1,030	(b)	104,401
Harris Corp.	1,614		85,752
JDS Uniphase Corp.	2,852	(b)	59,436
Juniper Networks, Inc.	6,770	(b)	259,494
Motorola Mobility Holdings, Inc.	3,730	(b)	97,204
Motorola Solutions, Inc.	4,272	(b)	195,999
QUALCOMM, Inc.	20,828		1,183,864
Tellabs, Inc.	4,590		22,583

Total			3,238,476

Computers & Peripherals (4.3%)
Apple, Inc.	11,684	(b)	4,068,718
Dell, Inc.	21,276	(b)	329,991
EMC Corp.	26,200	(b)	742,508
Hewlett-Packard Co.	27,551		1,112,234
Lexmark International, Inc., Class A	987	(b)	31,831
NetApp, Inc.	4,650	(b)	241,707
SanDisk Corp.	3,006	(b)	147,715
Western Digital Corp.	2,932	(b)	116,694

Total			6,791,398

Construction & Engineering (0.2%)
Fluor Corp.	2,243		156,876
Jacobs Engineering Group, Inc.	1,589	(b)	78,830
Quanta Services, Inc.	2,735	(b)	59,295

Total			295,001

Construction Materials (—%)
Vulcan Materials Co.	1,640		74,128

Consumer Finance (0.8%)
American Express Co.	13,262		650,899
Capital One Financial Corp.	5,801		317,489

Issuer	Shares		Value(a)
Discover Financial Services	6,916		171,793
SLM Corp.	6,683	(b)	110,871

Total			1,251,052

Containers & Packaging (0.1%)
Ball Corp.	2,147		80,104
Bemis Co., Inc.	1,355		42,466
Owens-Illinois, Inc.	2,072	(b)	61,476
Sealed Air Corp.	2,019		52,030

Total			236,076

Distributors (0.1%)
Genuine Parts Co.	1,991		106,917

Diversified Consumer Services (0.1%)
Apollo Group, Inc., Class A	1,550	(b)	62,047
DeVry, Inc.	773		40,892
H&R Block, Inc.	3,875		66,998

Total			169,937

Diversified Financial Services (3.9%)
Bank of America Corp.	128,229		1,574,652
Citigroup, Inc.	368,110	(b)	1,689,625
CME Group, Inc.	850		251,405
IntercontinentalExchange, Inc.	918	(b)	110,481
JPMorgan Chase & Co.	50,474		2,303,129
Leucadia National Corp.	2,505		96,843
Moody’s Corp.	2,528		98,946
NYSE Euronext	3,320		132,966
The NASDAQ OMX Group, Inc.	1,903	(b)	51,571

Total			6,309,618

Diversified Telecommunication Services (2.6%)
AT&T, Inc.	74,883		2,330,358
CenturyLink, Inc.	7,558		308,215
Frontier Communications Corp.	12,588		104,103
Verizon Communications, Inc.	35,825		1,353,469
Windstream Corp.	6,396		81,933

Total			4,178,078

Electric Utilities (1.7%)
American Electric Power Co., Inc.	6,098		222,455
Duke Energy Corp.	16,834		313,954
Edison International	4,140		162,578
Entergy Corp.	2,268		158,125
Exelon Corp.	8,390		353,639
FirstEnergy Corp.	5,308		212,108
NextEra Energy, Inc.	5,330		301,518
Northeast Utilities	2,236		79,602
Pepco Holdings, Inc.	2,844		54,804
Pinnacle West Capital Corp.	1,373		59,574
PPL Corp.	7,140		195,850
Progress Energy, Inc.	3,731		177,036
Southern Co.	10,717		418,391

Total			2,709,634

Issuer	Shares		Value(a)
Electrical Equipment (0.5%)
Emerson Electric Co.	9,543		579,833
Rockwell Automation, Inc.	1,793		156,224
Roper Industries, Inc.	1,196		103,442

Total			839,499

Electronic Equipment, Instruments & Components (0.4%)
Amphenol Corp., Class A	2,239		125,182
Corning, Inc.	19,843		415,513
FLIR Systems, Inc.	2,023		71,250
Jabil Circuit, Inc.	2,488		49,362
Molex, Inc.	1,747		47,169

Total			708,476

Energy Equipment & Services (2.3%)
Baker Hughes, Inc.	5,512		426,684
Cameron International Corp.	3,112	(b)	164,065
Diamond Offshore Drilling, Inc.	870		66,007
FMC Technologies, Inc.	3,054	(b)	141,950
Halliburton Co.	11,559		583,498
Helmerich & Payne, Inc.	1,339		88,829
Nabors Industries Ltd.	3,625	(b,c)	111,070
National Oilwell Varco, Inc.	5,347		410,061
Noble Corp.	3,195	(c)	137,417
Rowan Companies, Inc.	1,612	(b)	67,220
Schlumberger Ltd.	17,242		1,547,470

Total			3,744,271

Food & Staples Retailing (2.2%)
Costco Wholesale Corp.	5,539		448,216
CVS Caremark Corp.	17,323		627,786
Safeway, Inc.	4,662		113,333
SUPERVALU, Inc.	2,699		30,391
SYSCO Corp.	7,381		213,385
The Kroger Co.	8,064		196,036
Walgreen Co.	11,677		498,841
Wal-Mart Stores, Inc.	24,829		1,365,098
Whole Foods Market, Inc.	1,857		116,545

Total			3,609,631

Food Products (1.7%)
Archer-Daniels-Midland Co.	8,081		299,159
Campbell Soup Co.	2,304		77,391
ConAgra Foods, Inc.	5,174		126,504
Dean Foods Co.	2,308	(b)	25,827
General Mills, Inc.	8,051		310,608
HJ Heinz Co.	4,077		208,865
Hormel Foods Corp.	1,754		51,585
Kellogg Co.	3,198		183,149
Kraft Foods, Inc., Class A	22,159		744,099
McCormick & Co., Inc.	1,674		82,227
Mead Johnson Nutrition Co.	2,588		173,085
Sara Lee Corp.	7,881		151,315
The Hershey Co.	1,958		112,996

Issuer	Shares		Value(a)
The JM Smucker Co.	1,502		112,755
Tyson Foods, Inc., Class A	3,774		75,103

Total			2,734,668

Gas Utilities (0.1%)
Nicor, Inc.	579		32,094
Oneok, Inc.	1,347		94,209

Total			126,303

Health Care Equipment & Supplies (1.9%)
Baxter International, Inc.	7,351		418,271
Becton Dickinson and Co.	2,803		240,890
Boston Scientific Corp.	19,312	(b)	144,647
CareFusion Corp.	2,821	(b)	82,853
Covidien PLC	6,250	(c)	348,063
CR Bard, Inc.	1,083		115,610
DENTSPLY International, Inc.	1,809		67,910
Edwards Lifesciences Corp.	1,450	(b)	125,208
Intuitive Surgical, Inc.	481	(b)	168,206
Medtronic, Inc.	13,555		565,920
St. Jude Medical, Inc.	4,132		220,814
Stryker Corp.	4,272		252,048
Varian Medical Systems, Inc.	1,514	(b)	106,283
Zimmer Holdings, Inc.	2,444	(b)	159,471

Total			3,016,194

Health Care Providers & Services (2.1%)
Aetna, Inc.	4,872		201,603
AmerisourceBergen Corp.	3,464		140,777
Cardinal Health, Inc.	4,440		193,984
CIGNA Corp.	3,439		161,048
Coventry Health Care, Inc.	1,897	(b)	61,216
DaVita, Inc.	1,222	(b)	107,646
Express Scripts, Inc.	6,695	(b)	379,874
Five Star Quality Care, Inc.	—	(b,e)	2
Humana, Inc.	2,130	(b)	162,136
Laboratory Corp. of America Holdings	1,267	(b)	122,227
McKesson Corp.	3,210		266,462
Medco Health Solutions, Inc.	5,116	(b)	303,532
Patterson Companies, Inc.	1,220		42,346
Quest Diagnostics, Inc.	1,978		111,520
Tenet Healthcare Corp.	6,149	(b)	42,613
UnitedHealth Group, Inc.	13,848		681,738
WellPoint, Inc.	4,760		365,520

Total			3,344,244

Health Care Technology (0.1%)
Cerner Corp.	916	(b)	110,085

Hotels, Restaurants & Leisure (1.7%)
Carnival Corp.	5,479		208,586
Chipotle Mexican Grill, Inc.	400	(b)	106,716
Darden Restaurants, Inc.	1,750		82,198
International Game Technology	3,798		67,187
Marriott International, Inc., Class A	3,677		129,798

Issuer	Shares		Value(a)
McDonald’s Corp.	13,213		1,034,709
Starbucks Corp.	9,457		342,248
Starwood Hotels & Resorts Worldwide, Inc.	2,443		145,530
Wyndham Worldwide Corp.	2,191		75,831
Wynn Resorts Ltd.	973		143,177
Yum! Brands, Inc.	5,931		318,138

Total			2,654,118

Household Durables (0.4%)
DR Horton, Inc.	3,559		44,274
Fortune Brands, Inc.	1,947		126,711
Harman International Industries, Inc.	894		43,386
Leggett & Platt, Inc.	1,852		48,689
Lennar Corp., Class A	2,032		38,588
Newell Rubbermaid, Inc.	3,682		70,179
Pulte Group, Inc.	4,252	(b)	34,569
Stanley Black & Decker, Inc.	2,106		153,000
Whirlpool Corp.	952		82,043

Total			641,439

Household Products (2.1%)
Clorox Co.	1,750		121,905
Colgate-Palmolive Co.	6,257		527,778
Kimberly-Clark Corp.	5,127		338,690
The Procter & Gamble Co.	35,495		2,303,625

Total			3,291,998

Independent Power Producers & Energy Traders (0.2%)
Constellation Energy Group, Inc.	2,538		92,434
NRG Energy, Inc.	3,132	(b)	75,794
The AES Corp.	8,388	(b)	111,057

Total			279,285

Industrial Conglomerates (2.4%)
3M Co.	9,026		877,417
General Electric Co.	134,518		2,750,893
Tyco International Ltd.	6,005		292,684

Total			3,920,994

Insurance (3.7%)
ACE Ltd.	4,245	(c)	285,476
Aflac, Inc.	5,953		334,499
American International Group, Inc.	1,812	(b)	56,444
AON Corp.	4,230		220,679
Assurant, Inc.	1,256		49,863
Berkshire Hathaway, Inc., Class B	21,917	(b)	1,825,687
Chubb Corp.	3,746		244,202
Cincinnati Financial Corp.	2,056		65,134
Genworth Financial, Inc., Class A	6,195	(b)	75,517
Hartford Financial Services Group, Inc.	5,639		163,362
Lincoln National Corp.	4,006		125,107
Loews Corp.	3,992		176,686
Marsh & McLennan Companies, Inc.	6,897		208,841
MetLife, Inc.	13,374		625,769
Principal Financial Group, Inc.	4,075		137,531

Issuer	Shares		Value(a)
Prudential Financial, Inc.	6,157		390,477
The Allstate Corp.	6,720		227,405
The Progressive Corp.	8,373		183,704
The Travelers Companies, Inc.	5,461		345,572
Torchmark Corp.	990		66,251
Unum Group	3,926		103,960
XL Group PLC	3,930		95,971

Total			6,008,137

Internet & Catalog Retail (0.9%)
Amazon.com, Inc.	4,510	(b)	886,215
Expedia, Inc.	2,546		63,726
Netflix, Inc.	550	(b)	127,969
priceline.com, Inc.	620	(b)	339,146

Total			1,417,056

Internet Software & Services (1.7%)
Akamai Technologies, Inc.	2,364	(b)	81,416
eBay, Inc.	14,466	(b)	497,630
Google, Inc., Class A	3,169	(b)	1,724,254
Monster Worldwide, Inc.	1,656	(b)	27,175
VeriSign, Inc.	2,194		81,090
Yahoo!, Inc.	16,591	(b)	294,490

Total			2,706,055

IT Services (3.1%)
Automatic Data Processing, Inc.	6,291		341,916
Cognizant Technology Solutions Corp., Class A	3,855	(b)	319,580
Computer Sciences Corp.	1,954		99,615
Fidelity National Information Services, Inc.	3,362		111,282
Fiserv, Inc.	1,849	(b)	113,362
IBM Corp.	15,449		2,635,289
Mastercard, Inc., Class A	1,236		341,000
Paychex, Inc.	4,067		133,032
SAIC, Inc.	3,715	(b)	64,641
Teradata Corp.	2,140	(b)	119,669
The Western Union Co.	8,185		173,931
Total System Services, Inc.	2,069		39,001
Visa, Inc., Class A	6,139		479,579

Total			4,971,897

Leisure Equipment & Products (0.1%)
Hasbro, Inc.	1,734		81,221
Mattel, Inc.	4,421		118,129

Total			199,350

Life Sciences Tools & Services (0.5%)
Agilent Technologies, Inc.	4,366	(b)	217,907
Life Technologies Corp.	2,281	(b)	125,911
PerkinElmer, Inc.	1,438		40,652
Thermo Fisher Scientific, Inc.	4,958	(b)	297,431
Waters Corp.	1,151	(b)	112,798

Total			794,699

Issuer	Shares		Value(a)
Machinery (2.4%)
Caterpillar, Inc.	8,089		933,551
Cummins, Inc.	2,497		300,089
Danaher Corp.	6,841		377,897
Deere & Co.	5,333		519,968
Dover Corp.	2,370		161,255
Eaton Corp.	4,317		231,089
Flowserve Corp.	711		90,027
Illinois Tool Works, Inc.	6,321		369,210
Ingersoll-Rand PLC	4,165	(c)	210,333
Joy Global, Inc.	1,325		133,759
PACCAR, Inc.	4,634		246,112
Pall Corp.	1,469		85,848
Parker Hannifin Corp.	2,060		194,299
Snap-On, Inc.	737		45,524

Total			3,898,961

Media (3.3%)
Cablevision Systems Corp., Class A	2,955		104,105
CBS Corp., Class B Non Voting	8,531		215,152
Comcast Corp., Class A	35,176		923,018
DIRECTV, Class A	10,048	(b)	488,232
Discovery Communications, Inc., Class A	3,560	(b)	157,566
Gannett Co., Inc.	3,028		45,602
News Corp., Class A	28,929		515,515
Omnicom Group, Inc.	3,587		176,445
Scripps Networks Interactive, Inc., Class A	1,144		58,824
The Interpublic Group of Companies, Inc.	6,186		72,686
The McGraw-Hill Companies, Inc.	3,881		157,064
The Walt Disney Co.	24,052		1,036,640
The Washington Post Co., Class B	76		33,128
Time Warner Cable, Inc.	4,350		339,866
Time Warner, Inc.	13,850		524,361
Viacom, Inc., Class B	7,570		387,281

Total			5,235,485

Metals & Mining (1.1%)
AK Steel Holding Corp.	1,391		22,604
Alcoa, Inc.	13,475		229,075
Allegheny Technologies, Inc.	1,253		90,216
Cliffs Natural Resources, Inc.	1,705		159,793
Freeport-McMoRan Copper & Gold, Inc.	11,998		660,250
Newmont Mining Corp.	6,259		366,840
Nucor Corp.	3,992		187,464
Titanium Metals Corp.	1,148	(b)	22,994
United States Steel Corp.	1,816		86,641

Total			1,825,877

Multiline Retail (0.7%)
Big Lots, Inc.	950	(b)	39,055
Family Dollar Stores, Inc.	1,608		87,170
JC Penney Co., Inc.	2,996		115,196
Kohl’s Corp.	3,695	(d)	194,763
Macy’s, Inc.	5,368		128,349
Nordstrom, Inc.	2,125		101,044
Sears Holdings Corp.	546	(b)	46,940
Target Corp.	8,972		440,524

Total			1,153,041

Issuer	Shares		Value(a)
Multi-Utilities (1.2%)
Ameren Corp.	3,035		88,956
CenterPoint Energy, Inc.	5,385		100,161
CMS Energy Corp.	3,200		63,360
Consolidated Edison, Inc.	3,690		192,323
Dominion Resources, Inc.	7,364		341,836
DTE Energy Co.	2,135		107,882
Integrys Energy Group, Inc.	992		51,941
NiSource, Inc.	3,531		68,678
PG&E Corp.	5,021		231,368
Public Service Enterprise Group, Inc.	6,402		205,952
SCANA Corp.	1,447		60,079
Sempra Energy	3,041		167,559
TECO Energy, Inc.	2,714		52,299
Wisconsin Energy Corp.	2,961		92,413
Xcel Energy, Inc.	6,112		148,705

Total			1,973,512

Office Electronics (0.1%)
Xerox Corp.	17,720		178,795

Oil, Gas & Consumable Fuels (10.6%)
Anadarko Petroleum Corp.	6,293		496,769
Apache Corp.	4,850		646,845
Cabot Oil & Gas Corp.	1,322		74,402
Chesapeake Energy Corp.	8,337		280,707
Chevron Corp.	25,424		2,782,403
ConocoPhillips	18,113		1,429,659
Consol Energy, Inc.	2,867		155,076
Denbury Resources, Inc.	5,087	(b)	114,814
Devon Energy Corp.	5,401		491,491
El Paso Corp.	9,685		187,986
EOG Resources, Inc.	3,384		382,087
EQT Corp.	1,886		99,222
Exxon Mobil Corp.	62,814	(d)	5,527,633
Hess Corp.	3,809		327,422
Kinder Morgan Management LLC	1	(b)	41
Marathon Oil Corp.	8,988		485,712
Massey Energy Co.	1,302		88,848
Murphy Oil Corp.	2,436		188,741
Newfield Exploration Co.	1,710	(b)	121,068
Noble Energy, Inc.	2,223		214,008
Occidental Petroleum Corp.	10,302		1,177,416
Peabody Energy Corp.	3,418		228,391
Pioneer Natural Resources Co.	1,467		149,971
QEP Resources, Inc.	2,245		95,929
Range Resources Corp.	2,028		114,481
Southwestern Energy Co.	4,411	(b)	193,466
Spectra Energy Corp.	8,229		238,970
Sunoco, Inc.	1,540		65,696
Tesoro Corp.	1,806	(b)	48,979
The Williams Companies, Inc.	7,439		246,752
Valero Energy Corp.	7,217		204,241

Total			16,859,226

Issuer	Shares		Value(a)
Paper & Forest Products (0.2%)
International Paper Co.	5,571		172,032
MeadWestvaco Corp.	2,130		71,760

Total			243,792

Personal Products (0.2%)
Avon Products, Inc.	5,434		159,651
The Estee Lauder Companies, Inc., Class A	1,463		141,911

Total			301,562

Pharmaceuticals (5.5%)
Abbott Laboratories	19,606		1,020,296
Allergan, Inc.	3,869		307,818
Bristol-Myers Squibb Co.	21,577		606,314
Eli Lilly & Co.	12,896		477,281
Forest Laboratories, Inc.	3,623	(b)	120,139
Hospira, Inc.	2,114	(b)	119,927
Johnson & Johnson	34,642		2,276,673
Merck & Co., Inc.	39,051		1,403,883
Mylan, Inc.	5,539	(b)	138,032
Pfizer, Inc.	101,285		2,122,934
Watson Pharmaceuticals, Inc.	1,603	(b)	99,418

Total			8,692,715

Professional Services (0.1%)
Dun & Bradstreet Corp.	638		52,431
Equifax, Inc.	1,562		58,622
Robert Half International, Inc.	1,862		56,474

Total			167,527

Real Estate Investment Trusts (REITs) (1.5%)
Apartment Investment & Management Co., Class A	1,493		40,251
AvalonBay Communities, Inc.	1,085		137,372
Boston Properties, Inc.	1,800		188,154
Equity Residential	3,719		222,099
HCP, Inc.	5,103		202,181
Health Care REIT, Inc.	2,223		119,531
Host Hotels & Resorts, Inc.	8,614		153,243
Kimco Realty Corp.	5,161		100,846
Plum Creek Timber Co., Inc.	2,046		88,162
ProLogis	7,227		117,728
Public Storage	1,770		207,639
Simon Property Group, Inc.	3,757		430,326
Ventas, Inc.	2,063		115,384
Vornado Realty Trust	2,074		200,514
Weyerhaeuser Co.	6,810		156,698

Total			2,480,128

Real Estate Management & Development (0.1%)
CB Richard Ellis Group, Inc., Class A	3,693	(b)	98,640

Issuer	Shares		Value(a)
Road & Rail (0.9%)
CSX Corp.	4,680		368,269
Norfolk Southern Corp.	4,504		336,359
Ryder System, Inc.	640		34,240
Union Pacific Corp.	6,218		643,376

Total			1,382,244

Semiconductors & Semiconductor Equipment (2.5%)
Advanced Micro Devices, Inc.	7,299	(b)	66,421
Altera Corp.	4,058		197,625
Analog Devices, Inc.	3,796		153,017
Applied Materials, Inc.	16,706		262,117
Broadcom Corp., Class A	6,025		211,960
First Solar, Inc.	683	(b)	95,326
Intel Corp.	69,536		1,612,539
KLA-Tencor Corp.	2,113		92,761
Linear Technology Corp.	2,881		100,259
LSI Corp.	7,809	(b)	57,240
MEMC Electronic Materials, Inc.	2,915	(b)	34,484
Microchip Technology, Inc.	2,394		98,250
Micron Technology, Inc.	10,856	(b)	122,564
National Semiconductor Corp.	3,058		73,759
Novellus Systems, Inc.	1,139	(b)	36,562
NVIDIA Corp.	7,358	(b)	147,160
Teradyne, Inc.	2,354	(b)	37,899
Texas Instruments, Inc.	14,855		527,798
Xilinx, Inc.	3,316		115,596

Total			4,043,337

Software (3.6%)
Adobe Systems, Inc.	6,410	(b)	215,056
Autodesk, Inc.	2,910	(b)	130,892
BMC Software, Inc.	2,273	(b)	114,173
CA, Inc.	4,837		118,942
Citrix Systems, Inc.	2,377	(b)	200,476
Compuware Corp.	2,759	(b)	31,259
Electronic Arts, Inc.	4,238	(b)	85,523
Intuit, Inc.	3,459	(b)	192,182
Microsoft Corp.	93,680		2,437,553
Oracle Corp.	49,296		1,777,120
Red Hat, Inc.	2,448	(b)	116,207
Salesforce.com, Inc.	1,497	(b)	207,484
Symantec Corp.	9,670	(b)	190,016

Total			5,816,883

Specialty Retail (1.9%)
Abercrombie & Fitch Co., Class A	1,105		78,234
AutoNation, Inc.	818	(b)	27,738
AutoZone, Inc.	344	(b)	97,139
Bed Bath & Beyond, Inc.	3,239	(b)	181,773
Best Buy Co., Inc.	4,149		129,532
CarMax, Inc.	2,860	(b)	99,242
GameStop Corp., Class A	1,807	(b)	46,404
Home Depot, Inc.	20,774		771,545
Limited Brands, Inc.	3,342		137,557
Lowe’s Companies, Inc.	17,491		459,138

Issuer	Shares		Value(a)
O’Reilly Automotive, Inc.	1,786	(b)	105,481
RadioShack Corp.	1,328		20,996
Ross Stores, Inc.	1,513		111,493
Staples, Inc.	9,104		192,459
The Gap, Inc.	5,221		121,336
Tiffany & Co.	1,611		111,868
TJX Companies, Inc.	5,009		268,583
Urban Outfitters, Inc.	1,619	(b)	50,934

Total			3,011,452

Textiles, Apparel & Luxury Goods (0.5%)
Coach, Inc.	3,744		223,929
NIKE, Inc., Class B	4,850		399,252
Polo Ralph Lauren Corp.	831		108,670
VF Corp.	1,102		110,817

Total			842,668

Thrifts & Mortgage Finance (0.1%)
Hudson City Bancorp, Inc.	6,670		63,565
People’s United Financial, Inc.	4,577		62,659

Total			126,224

Tobacco (1.6%)
Altria Group, Inc.	26,497		711,179
Lorillard, Inc.	1,842		196,173
Philip Morris International, Inc.	22,767		1,580,941
Reynolds American, Inc.	4,272		158,534

Total			2,646,827

Trading Companies & Distributors (0.1%)
Fastenal Co.	1,860		124,787
WW Grainger, Inc.	748		113,397

Total			238,184

Wireless Telecommunication Services (0.3%)
American Tower Corp., Class A	5,028	(b)	263,015
MetroPCS Communications, Inc.	3,331	(b)	56,061
Sprint Nextel Corp.	37,885	(b)	196,244

Total			515,320

Total Common Stocks (Cost: $127,171,105)			$157,480,070

Money Market Fund (1.9%)

	Shares		Value(a)
Columbia Short-Term Cash Fund, 0.195%	3,014,968	(f)	$3,014,968

Total Money Market Fund (Cost: $3,014,968)			$3,014,968

Total Investments in Securities
(Cost: $130,186,073)(g)			$160,495,038

The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by, and is the exclusive property of, Morgan Stanley Capital International Inc. and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc.

Investments in Derivatives
Futures Contracts Outstanding at April 30, 2011

	Number of
	Contracts	Notional	Expiration	Unrealized	Unrealized
Contract Description	Long (Short)	Market Value	Date	Appreciation	Depreciation

S&P 500 Index	9	$3,059,325	June 2011	$146,694	$—
Notes to Portfolio of Investments

(a)	Securities are valued by using policies described in Note 2 to the financial statements in the most recent Annual Report dated Jan. 31, 2011.

(b)	Non-income producing.

(c)	Foreign security values are stated in U.S. dollars. At April 30, 2011, the value of foreign securities, excluding short-term securities, represented 0.68% of net assets.

(d)	At April 30, 2011, investments in securities included securities valued at $492,535 that were partially pledged as collateral to cover initial margin deposits on open stock index futures contracts.

(e)	Represents fractional shares.

(f)	Affiliated Money Market Fund — The Fund may invest its daily cash balance in Columbia Short-Term Cash Fund, a money market fund established for the exclusive use of funds and other institutional clients of Columbia Management. The rate shown is the seven-day current annualized yield at April 30, 2011.

At April 30, 2011, the Fund held 3,122 shares of Ameriprise Financial, Inc. (Ameriprise) common stock valued at $193,751. Ameriprise is the parent company of Columbia Management Investment Advisers, LLC, which serves as the Investment Manager to the Fund. The cost of the Fund’s proceeds from sales of shares of Ameriprise common stock was $4,292 for the three month period ended April 30, 2011. The Fund realized gains of $1,069 on sales transactions of Ameriprise common stock and earned aggregate dividends of $571 during the three month period ended April 30, 2011.

(g)	At April 30, 2011, the cost of securities for federal income tax purposes was approximately $130,186,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$35,478,000
Unrealized depreciation	(5,169,000)

Net unrealized appreciation	$30,309,000

Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of April 30, 2011:

	Fair value at April 30, 2011
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description(a)	identical assets	inputs(b)	inputs	Total

Equity Securities
Common Stocks
Health Care Providers & Services	$3,344,242	$2	$—	$3,344,244
Oil, Gas & Consumable Fuels	16,859,185	41	—	16,859,226
All Other Industries	137,276,600	—	—	137,276,600

Total Equity Securities	157,480,027	43	—	157,480,070

Other
Affiliated Money Market Fund(c)	3,014,968	—	—	3,014,968

Total Other	3,014,968	—	—	3,014,968

Investments in Securities	160,494,995	43	—	160,495,038
Derivatives(d)
Assets
Futures Contracts	146,694	—	—	146,694

Total	$160,641,689	$43	$—	$160,641,732

(a)	See the Portfolio of Investments for all investment classifications not indicated in the table.

(b)	There were no significant transfers between Levels 1 and 2 during the period.

(c)	Money market fund that is a sweep investment for cash balances in the Fund at April 30, 2011.

(d)	Derivative instruments are valued at unrealized appreciation (depreciation).

Portfolio of Investments
RiverSource Small Company Index Fund
April 30, 2011 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
Common Stocks (98.5%)

Issuer	Shares		Value(a)
Aerospace & Defense (2.9%)
AAR Corp.	32,220		$839,009
Aerovironment, Inc.	12,243	(b)	350,762
American Science & Engineering, Inc.	7,392		651,235
Ceradyne, Inc.	20,186	(b,d)	945,916
Cubic Corp.	12,793	(d)	691,845
Curtiss-Wright Corp.	37,625		1,251,031
Esterline Technologies Corp.	24,741	(b)	1,776,405
GenCorp, Inc.	48,133	(b,d)	314,308
Moog, Inc., Class A	36,925	(b)	1,629,131
National Presto Industries, Inc.	4,213	(d)	467,769
Orbital Sciences Corp.	47,359	(b,d)	891,770
Teledyne Technologies, Inc.	29,752	(b)	1,502,178
Triumph Group, Inc.	13,380	(d)	1,152,286

Total			12,463,645

Air Freight & Logistics (0.5%)
Forward Air Corp.	23,666	(d)	795,651
HUB Group, Inc., Class A	30,449	(b)	1,226,486

Total			2,022,137

Airlines (0.3%)
Allegiant Travel Co.	12,205		547,638
Skywest, Inc.	43,779	(d)	723,667

Total			1,271,305

Auto Components (0.3%)
Drew Industries, Inc.	15,533	(d)	373,879
Spartan Motors, Inc.	26,993	(d)	182,473
Standard Motor Products, Inc.	15,845	(d)	225,791
Superior Industries International, Inc.	18,869	(d)	476,820

Total			1,258,963

Automobiles (0.1%)
Winnebago Industries, Inc.	23,655	(b,d)	292,849

Beverages (0.2%)
Boston Beer Co., Inc., Class A	7,434	(b)	700,729

Biotechnology (1.4%)
Arqule, Inc.	35,772	(b,d)	252,550
Cubist Pharmaceuticals, Inc.	48,266	(b,d)	1,633,804
Emergent Biosolutions, Inc.	17,466	(b)	405,386
Regeneron Pharmaceuticals, Inc.	59,921	(b,d)	3,062,563
Savient Pharmaceuticals, Inc.	57,559	(b)	668,260

Total			6,022,563

Issuer	Shares		Value(a)
Building Products (1.1%)
A.O. Smith Corp.	27,164		1,194,402
AAON, Inc.	9,671	(d)	317,692
Apogee Enterprises, Inc.	22,826		325,955
Gibraltar Industries, Inc.	24,689	(b,d)	288,368
Griffon Corp.	37,837	(b,d)	482,043
NCI Building Systems, Inc.	13,958	(b,d)	172,800
Quanex Building Products Corp.	30,433		637,876
Simpson Manufacturing Co., Inc.	32,569		909,326
Universal Forest Products, Inc.	15,704		507,082

Total			4,835,544

Capital Markets (1.2%)
Investment Technology Group, Inc.	33,756	(b)	577,565
LaBranche & Co., Inc.	29,236	(b)	117,821
optionsXpress Holdings, Inc.	34,553		637,157
Piper Jaffray Companies	11,813	(b,d)	423,496
Prospect Capital Corp.	78,950	(d)	956,085
Stifel Financial Corp.	41,714	(b,d)	1,905,472
SWS Group, Inc.	23,805		145,211
TradeStation Group, Inc.	32,495	(b,d)	313,577

Total			5,076,384

Chemicals (2.2%)
A Schulman, Inc.	25,574		647,534
American Vanguard Corp.	17,414	(d)	155,333
Arch Chemicals, Inc.	20,411	(d)	789,293
Balchem Corp.	23,365	(d)	927,357
Calgon Carbon Corp.	45,810	(b,d)	786,100
H.B. Fuller Co.	39,906	(d)	871,946
Hawkins, Inc.	7,000		329,280
Koppers Holdings, Inc.	16,700	(d)	763,691
LSB Industries, Inc.	13,250	(b,d)	534,638
OM Group, Inc.	25,087	(b,d)	909,153
PolyOne Corp.	76,379		1,105,967
Quaker Chemical Corp.	9,340	(d)	421,981
Stepan Co.	6,311	(d)	454,203
STR Holdings, Inc.	33,600	(b,d)	553,392
Zep, Inc.	17,748	(d)	337,212

Total			9,587,080

Commercial Banks (5.5%)
Bank of the Ozarks, Inc.	10,668	(d)	475,046
Boston Private Financial Holdings, Inc.	62,073	(d)	433,890
City Holding Co.	12,480	(d)	425,568
Columbia Banking System, Inc.	31,981	(d)	603,162
Community Bank System, Inc.	29,885	(d)	747,723
First BanCorp	17,318	(b,c,d)	86,417
First Commonwealth Financial Corp.	76,647	(d)	475,211
First Financial Bancorp	47,161	(d)	777,213
First Financial Bankshares, Inc.	17,028	(d)	943,692
First Midwest Bancorp, Inc.	60,539	(d)	793,061
Glacier Bancorp, Inc.	58,426	(d)	878,143
Hancock Holding Co.	27,990	(d)	914,153
Hanmi Financial Corp.	122,792	(b)	162,085
Home Bancshares, Inc.	17,785	(d)	426,306
Independent Bank Corp.	17,285	(d)	506,623
Nara Bancorp, Inc.	30,830	(b,d)	303,059
National Penn Bancshares, Inc.	99,544		817,256
NBT Bancorp, Inc.	28,049		633,907

Issuer	Shares		Value(a)
Old National Bancorp	76,962		796,557
Pinnacle Financial Partners, Inc.	27,624	(b,d)	443,918
PrivateBancorp, Inc.	47,532		748,154
S&T Bancorp, Inc.	20,199	(d)	412,262
Signature Bank	32,944	(b)	1,917,670
Simmons First National Corp., Class A	14,057	(d)	370,964
Sterling Bancorp	25,066	(d)	259,433
Sterling Bancshares, Inc.	82,861		736,634
Susquehanna Bancshares, Inc.	105,549	(d)	973,162
Texas Capital Bancshares, Inc.	30,150	(b,d)	777,870
Tompkins Financial Corp.	6,751		275,036
UMB Financial Corp.	24,381	(d)	1,026,684
Umpqua Holdings Corp.	93,071		1,080,554
United Bankshares, Inc.	31,180	(d)	815,669
United Community Banks, Inc.	76,910	(b,d)	184,584
Whitney Holding Corp.	78,482		1,062,646
Wilmington Trust Corp.	74,250		334,868
Wilshire Bancorp, Inc.	15,811	(b,d)	63,244
Wintrust Financial Corp.	28,356	(d)	955,314

Total			23,637,738

Commercial Services & Supplies (2.4%)
ABM Industries, Inc.	38,686	(d)	940,844
Consolidated Graphics, Inc.	8,080	(b)	453,692
G&K Services, Inc., Class A	15,199	(d)	503,087
Healthcare Services Group, Inc.	53,763	(d)	954,831
Interface, Inc., Class A	52,217		973,325
Mobile Mini, Inc.	29,855	(b,d)	743,688
SYKES Enterprises, Inc.	33,247	(b)	665,937
Tetra Tech, Inc.	50,579	(b)	1,194,676
The Geo Group, Inc.	52,342	(b)	1,396,484
The Standard Register Co.	10,373	(d)	35,683
Unifirst Corp.	11,930	(d)	617,497
United Stationers, Inc.	18,782		1,353,431
Viad Corp.	16,410	(d)	407,132

Total			10,240,307

Communications Equipment (2.2%)
Arris Group, Inc.	98,628	(b)	1,183,536
Bel Fuse, Inc., Class B	9,486	(d)	190,953
Black Box Corp.	14,439	(d)	504,499
Blue Coat Systems, Inc.	35,307	(b)	1,016,842
Comtech Telecommunications Corp.	22,305	(d)	631,232
DG FastChannel, Inc.	19,490	(b,d)	713,139
Digi International, Inc.	20,444	(b,d)	241,444
EMS Technologies, Inc.	12,424	(b)	313,830
Harmonic, Inc.	80,485	(b)	666,416
Netgear, Inc.	29,561	(b)	1,234,171
Network Equipment Technologies, Inc.	24,534	(b,d)	82,680
Oplink Communications, Inc.	16,200	(b,d)	320,760
PC-Tel, Inc.	14,870	(b,d)	108,551
Symmetricom, Inc.	35,300	(b,d)	215,330
Tekelec	55,796	(b,d)	465,897
Tollgrade Communications, Inc.	8,660	(b)	87,379
Viasat, Inc.	33,798	(b,d)	1,349,215

Total			9,325,874

Issuer	Shares		Value(a)
Computers & Peripherals (0.8%)
Avid Technology, Inc.	23,519	(b,d)	436,983
Hutchinson Technology, Inc.	18,972	(b,d)	50,655
Intermec, Inc.	39,159	(b)	449,545
Intevac, Inc.	18,461	(b,d)	225,778
Novatel Wireless, Inc.	25,692	(b,d)	159,290
Stratasys, Inc.	17,126	(b)	922,236
Super Micro Computer, Inc.	20,600	(b)	351,436
Synaptics, Inc.	27,530	(b,d)	782,403

Total			3,378,326

Construction & Engineering (0.8%)
Comfort Systems USA, Inc.	30,760	(d)	375,580
Dycom Industries, Inc.	28,586	(b)	424,788
EMCOR Group, Inc.	54,157	(b)	1,677,241
Insituform Technologies, Inc., Class A	31,999	(b,d)	809,895
Orion Marine Group, Inc.	21,920	(b)	226,434

Total			3,513,938

Construction Materials (0.5%)
Eagle Materials, Inc.	35,905	(d)	1,044,476
Headwaters, Inc.	49,340	(b)	269,396
Texas Industries, Inc.	22,603	(d)	953,169

Total			2,267,041

Consumer Finance (1.0%)
Cash America International, Inc.	24,039	(d)	1,140,651
Ezcorp, Inc., Class A	40,528	(b)	1,276,226
First Cash Financial Services, Inc.	25,470	(b)	999,443
World Acceptance Corp.	12,843	(b,d)	872,682

Total			4,289,002

Containers & Packaging (0.1%)
Myers Industries, Inc.	28,676	(d)	305,973

Distributors (0.3%)
Audiovox Corp., Class A	15,158	(b,d)	111,866
Pool Corp.	39,698	(d)	1,201,262

Total			1,313,128

Diversified Consumer Services (1.2%)
American Public Education, Inc.	15,105	(b,d)	638,186
Capella Education Co.	13,239	(b,d)	656,654
Coinstar, Inc.	25,850	(b,d)	1,395,383
Corinthian Colleges, Inc.	68,700	(b,d)	305,715
Hillenbrand, Inc.	50,896		1,166,536
Pre-Paid Legal Services, Inc.	7,926	(b,d)	522,720
Universal Technical Institute, Inc.	17,008		307,335

Total			4,992,529

Diversified Financial Services (0.4%)
Interactive Brokers Group, Inc., Class A	34,310	(d)	601,797
Portfolio Recovery Associates, Inc.	13,914	(b)	1,255,878

Total			1,857,675

Diversified Telecommunication Services (0.4%)
Atlantic Tele-Network, Inc.	7,350	(d)	269,966
Cbeyond, Inc.	25,045	(b,d)	319,574
Cincinnati Bell, Inc.	161,450	(b,d)	482,735
General Communication, Inc., Class A	31,547	(b,d)	362,791
Neutral Tandem, Inc.	26,988	(b,d)	412,646

Total			1,847,712

Issuer	Shares		Value(a)
Electric Utilities (1.1%)
Allete, Inc.	25,290	(d)	1,023,992
Central Vermont Public Service Corp.	10,644	(d)	249,176
El Paso Electric Co.	34,596	(b)	1,071,784
UIL Holdings Corp.	40,996	(d)	1,304,493
Unisource Energy Corp.	29,716	(d)	1,103,355

Total			4,752,800

Electrical Equipment (1.3%)
AZZ, Inc.	10,165	(d)	445,024
Belden, Inc.	38,376		1,459,439
Brady Corp., Class A	42,786	(d)	1,613,460
Encore Wire Corp.	15,470	(d)	431,768
II-VI, Inc.	20,765	(b)	1,201,255
Powell Industries, Inc.	7,256	(b,d)	286,757
Vicor Corp.	15,930	(d)	266,190

Total			5,703,893

Electronic Equipment, Instruments & Components (4.0%)
Agilysys, Inc.	15,896	(b,d)	82,977
Anixter International, Inc.	23,019		1,729,648
Benchmark Electronics, Inc.	49,656	(b,d)	839,186
Brightpoint, Inc.	55,226	(b)	558,887
Checkpoint Systems, Inc.	32,382	(b,d)	681,965
Cognex Corp.	33,498	(d)	1,047,817
CTS Corp.	27,889	(d)	306,500
Daktronics, Inc.	28,714	(d)	308,101
DTS, Inc.	14,081	(b)	620,409
Electro Scientific Industries, Inc.	19,441	(b)	319,804
FARO Technologies, Inc.	13,175	(b,d)	568,765
Gerber Scientific, Inc.	20,416	(b,d)	195,177
Insight Enterprises, Inc.	37,649	(b,d)	646,057
Littelfuse, Inc.	18,310		1,139,065
LoJack Corp.	14,858	(b)	68,050
Mercury Computer Systems, Inc.	24,493	(b,d)	472,960
Methode Electronics, Inc.	29,981	(d)	370,565
MTS Systems Corp.	12,438	(d)	550,630
Newport Corp.	30,046	(b)	562,762
OSI Systems, Inc.	15,390	(b,d)	590,822
Park Electrochemical Corp.	16,786		536,648
Plexus Corp.	32,914	(b,d)	1,201,032
Pulse Electronics Corp.	33,715		201,616
Radisys Corp.	19,785	(b)	174,306
Rofin-Sinar Technologies, Inc.	23,150	(b)	1,002,627
Rogers Corp.	12,885	(b,d)	534,985
Scansource, Inc.	21,853	(b,d)	781,682
SYNNEX Corp.	19,443	(b,d)	651,924
TTM Technologies, Inc.	35,099	(b,d)	671,093

Total			17,416,060

Energy Equipment & Services (2.4%)
Basic Energy Services, Inc.	18,902	(b,d)	581,047
Bristow Group, Inc.	29,472	(b,d)	1,367,501
Gulf Island Fabrication, Inc.	11,670	(d)	412,418
Hornbeck Offshore Services, Inc.	18,896	(b,d)	552,330
ION Geophysical Corp.	124,283	(b,d)	1,570,937

Issuer	Shares		Value(a)
Lufkin Industries, Inc.	24,944		2,303,080
Matrix Service Co.	21,455	(b,d)	310,239
Pioneer Drilling Co.	44,063	(b)	682,977
SEACOR Holdings, Inc.	17,396		1,719,247
Tetra Technologies, Inc.	62,198	(b)	918,664

Total			10,418,440

Food & Staples Retailing (1.0%)
Casey’s General Stores, Inc.	30,842		1,203,763
Nash Finch Co.	9,859		366,952
Spartan Stores, Inc.	18,383		286,959
The Andersons, Inc.	15,038	(d)	746,637
United Natural Foods, Inc.	39,117	(b,d)	1,669,904

Total			4,274,215

Food Products (2.1%)
B&G Foods, Inc., Class A	38,900	(d)	703,312
Calavo Growers, Inc.	9,808	(d)	205,968
Cal-Maine Foods, Inc.	10,871	(d)	314,063
Darling International, Inc.	94,843	(b)	1,533,611
Diamond Foods, Inc.	17,863	(d)	1,171,813
J&J Snack Foods Corp.	11,603	(d)	589,664
Sanderson Farms, Inc.	15,252	(d)	725,995
Seneca Foods Corp., Class A	7,450	(b,d)	208,302
Snyders-Lance, Inc.	38,324	(d)	756,899
The Hain Celestial Group, Inc.	34,929	(b,d)	1,187,935
TreeHouse Foods, Inc.	28,788	(b,d)	1,746,569

Total			9,144,131

Gas Utilities (1.8%)
New Jersey Resources Corp.	33,621	(d)	1,471,927
Northwest Natural Gas Co.	21,638	(d)	1,000,541
Piedmont Natural Gas Co., Inc.	58,796	(d)	1,866,773
South Jersey Industries, Inc.	24,270	(d)	1,394,312
Southwest Gas Corp.	37,179	(d)	1,478,609
The Laclede Group, Inc.	18,193	(d)	698,065

Total			7,910,227

Health Care Equipment & Supplies (3.7%)
Abaxis, Inc.	18,265	(b,d)	530,598
Align Technology, Inc.	55,557	(b,d)	1,341,146
American Medical Systems Holdings, Inc.	62,389	(b)	1,840,475
Analogic Corp.	10,412	(d)	600,460
Cantel Medical Corp.	10,403		269,750
CONMED Corp.	22,970	(b,d)	644,998
CryoLife, Inc.	22,481	(b)	131,289
Cyberonics, Inc.	19,798	(b,d)	704,215
Greatbatch, Inc.	18,975	(b)	513,653
Haemonetics Corp.	20,668	(b,d)	1,450,894
ICU Medical, Inc.	9,677	(b,d)	436,529
Integra LifeSciences Holdings Corp.	16,751	(b)	876,245
Invacare Corp.	26,314	(d)	865,731
Kensey Nash Corp.	6,947	(b,d)	171,799
Meridian Bioscience, Inc.	33,277	(d)	822,275
Merit Medical Systems, Inc.	23,017	(b,d)	536,756
Natus Medical, Inc.	23,484	(b)	398,523
Neogen Corp.	18,780	(b)	786,882
Palomar Medical Technologies, Inc.	15,367	(b,d)	246,026
SurModics, Inc.	14,221	(b)	218,435

Issuer	Shares		Value(a)
Symmetry Medical, Inc.	29,178	(b,d)	290,321
West Pharmaceutical Services, Inc.	27,096	(d)	1,280,015
Zoll Medical Corp.	17,606	(b,d)	997,908

Total			15,954,923

Health Care Providers & Services (5.7%)
Air Methods Corp.	9,050	(b)	611,961
Almost Family, Inc.	6,744	(b)	233,814
Amedisys, Inc.	23,943	(b)	797,781
AMERIGROUP Corp.	40,211	(b,d)	2,746,412
AMN Healthcare Services, Inc.	31,764	(b,d)	274,123
Amsurg Corp.	25,431	(b,d)	683,077
Bio-Reference Labs, Inc.	19,910	(b,d)	501,931
Catalyst Health Solutions, Inc.	40,185	(b,d)	2,393,419
Centene Corp.	40,338	(b)	1,461,446
Chemed Corp.	17,172		1,195,686
Corvel Corp.	5,309	(b)	275,006
Cross Country Healthcare, Inc.	25,279	(b,d)	187,570
Gentiva Health Services, Inc.	24,263	(b)	679,364
Hanger Orthopedic Group, Inc.	26,968	(b)	732,721
Healthspring, Inc.	53,066	(b,d)	2,201,708
Healthways, Inc.	27,620	(b)	467,330
HMS Holdings Corp.	22,656	(b)	1,783,254
IPC The Hospitalist Co., Inc.	13,261	(b,d)	687,715
Landauer, Inc.	7,621	(d)	458,556
LCA-Vision, Inc.	15,206	(b)	102,488
LHC Group, Inc.	12,754	(b,d)	377,773
Magellan Health Services, Inc.	26,834	(b)	1,395,905
Medcath Corp.	16,516	(b,d)	223,131
Molina Healthcare, Inc.	13,905	(b)	597,915
MWI Veterinary Supply, Inc.	10,190	(b,d)	847,502
PharMerica Corp.	23,847	(b,d)	313,827
PSS World Medical, Inc.	44,954	(b,d)	1,292,877
RehabCare Group, Inc.	20,247	(b)	760,680
The Ensign Group, Inc.	10,680		295,409

Total			24,580,381

Health Care Technology (0.5%)
Computer Programs & Systems, Inc.	8,882		522,173
Omnicell, Inc.	26,781	(b,d)	411,892
Quality Systems, Inc.	15,530		1,393,351

Total			2,327,416

Hotels, Restaurants & Leisure (2.8%)
Biglari Holdings, Inc.	1,148	(b,d)	501,952
BJ’s Restaurants, Inc.	18,509	(b,d)	868,998
Buffalo Wild Wings, Inc.	14,799	(b)	904,219
California Pizza Kitchen, Inc.	19,938	(b,d)	319,008
CEC Entertainment, Inc.	16,530		625,330
Cracker Barrel Old Country Store, Inc.	18,845	(d)	965,428
DineEquity, Inc.	12,728	(b,d)	636,018
Interval Leisure Group, Inc.	32,894	(b,d)	528,607
Jack in the Box, Inc.	41,220	(b)	851,193
Marcus Corp.	17,558	(d)	194,718
Monarch Casino & Resort, Inc.	9,170	(b,d)	105,088
Multimedia Games Holding Co., Inc.	21,957	(b)	128,888
O’Charleys, Inc.	15,387	(b,d)	100,631
Papa John’s International, Inc.	16,281	(b,d)	489,407
Peet’s Coffee & Tea, Inc.	10,586	(b,d)	492,037

Issuer	Shares		Value(a)
PF Chang’s China Bistro, Inc.	18,555		744,056
Pinnacle Entertainment, Inc.	50,285	(b,d)	697,956
Red Robin Gourmet Burgers, Inc.	12,705	(b,d)	345,449
Ruby Tuesday, Inc.	52,749	(b,d)	554,392
Ruth’s Hospitality Group, Inc.	25,106	(b)	123,270
Shuffle Master, Inc.	43,891	(b,d)	479,729
Sonic Corp.	50,088	(b,d)	561,987
Texas Roadhouse, Inc.	47,670	(d)	775,591

Total			11,993,952

Household Durables (0.9%)
Blyth, Inc.	4,397		207,275
Ethan Allen Interiors, Inc.	23,327		561,947
Helen of Troy Ltd.	24,965	(b,c,d)	776,910
Kid Brands, Inc.	17,486	(b,d)	127,823
La-Z-Boy, Inc.	42,114	(b)	495,261
M/I Homes, Inc.	15,142	(b)	201,237
Meritage Homes Corp.	26,248	(b,d)	627,590
Skyline Corp.	5,567	(d)	109,169
Standard Pacific Corp.	80,050	(b,d)	308,993
Universal Electronics, Inc.	12,072	(b,d)	334,274

Total			3,750,479

Household Products (0.2%)
Central Garden and Pet Co., Class A	42,713	(b,d)	427,984
WD-40 Co.	13,858	(d)	575,107

Total			1,003,091

Industrial Conglomerates (0.2%)
Standex International Corp.	10,154	(d)	371,230
Tredegar Corp.	18,644	(d)	407,931

Total			779,161

Insurance (2.5%)
AMERISAFE, Inc.	14,795	(b,d)	330,372
Delphi Financial Group, Inc., Class A	44,288	(d)	1,415,002
eHealth, Inc.	18,035	(b,d)	245,276
Employers Holdings, Inc.	31,241	(d)	629,819
Horace Mann Educators Corp.	32,300		577,524
Infinity Property & Casualty Corp.	10,062		594,664
Meadowbrook Insurance Group, Inc.	43,250	(d)	442,880
National Financial Partners Corp.	35,376	(b,d)	569,200
Presidential Life Corp.	17,318		192,923
ProAssurance Corp.	24,757	(b,d)	1,643,865
RLI Corp.	13,502	(d)	799,858
Safety Insurance Group, Inc.	12,228	(d)	572,515
Selective Insurance Group, Inc.	43,805	(d)	772,720
Stewart Information Services Corp.	15,456	(d)	156,724
The Navigators Group, Inc.	10,128	(b,d)	524,934
Tower Group, Inc.	33,705		770,833
United Fire & Casualty Co.	17,239		341,332

Total			10,580,441

Internet & Catalog Retail (0.5%)
Blue Nile, Inc.	11,816	(b,d)	673,512
HSN, Inc.	31,557	(b,d)	1,047,061
Nutrisystem, Inc.	21,765	(d)	327,346
PetMed Express, Inc.	18,280	(d)	275,845

Total			2,323,764

Issuer	Shares		Value(a)
Internet Software & Services (1.4%)
comScore, Inc.	20,694	(b,d)	616,888
DealerTrack Holdings, Inc.	33,186	(b)	745,358
Infospace, Inc.	29,343	(b)	264,087
j2 Global Communications, Inc.	37,290	(b,d)	1,098,563
Liquidity Services, Inc.	14,100	(b)	274,245
LivePerson, Inc.	36,550	(b)	488,308
LogMeIn, Inc.	13,400	(b,d)	577,138
Perficient, Inc.	24,082	(b,d)	300,784
RightNow Technologies, Inc.	19,350	(b)	700,083
Stamps.com, Inc.	9,655	(d)	130,536
The Knot, Inc.	25,695	(b)	262,346
United Online, Inc.	71,462	(d)	471,649

Total			5,929,985

IT Services (1.9%)
CACI International, Inc., Class A	24,694	(b)	1,509,050
Cardtronics, Inc.	24,800	(b)	527,000
Ciber, Inc.	57,655	(b)	329,787
CSG Systems International, Inc.	28,127	(b)	597,417
Forrester Research, Inc.	11,816		466,850
Heartland Payment Systems, Inc.	31,195	(d)	622,652
iGate Corp.	23,750	(d)	402,800
Integral Systems, Inc.	14,359	(b,d)	179,344
MAXIMUS, Inc.	13,948		1,115,701
NCI, Inc., Class A	6,417	(b,d)	157,922
StarTek, Inc.	9,705	(b,d)	52,795
TeleTech Holdings, Inc.	22,677	(b,d)	450,592
Wright Express Corp.	31,200	(b)	1,757,497

Total			8,169,407

Leisure Equipment & Products (0.7%)
Arctic Cat, Inc.	9,920	(b)	166,557
Brunswick Corp.	72,229	(d)	1,687,992
Callaway Golf Co.	52,249	(d)	369,923
Jakks Pacific, Inc.	21,955	(b,d)	461,933
Sturm Ruger & Co., Inc.	15,212		361,741

Total			3,048,146

Life Sciences Tools & Services (0.9%)
Affymetrix, Inc.	57,310	(b,d)	309,474
Cambrex Corp.	23,936	(b,d)	125,903
Dionex Corp.	14,213	(b)	1,682,108
Enzo Biochem, Inc.	27,298	(b,d)	108,919
eResearchTechnology, Inc.	35,039	(b,d)	222,848
Kendle International, Inc.	12,135	(b)	121,957
Parexel International Corp.	47,581	(b,d)	1,320,849

Total			3,892,058

Machinery (4.1%)
Actuant Corp., Class A	55,647	(d)	1,544,761
Albany International Corp., Class A	22,552	(d)	570,791
Astec Industries, Inc.	16,201	(b,d)	628,275
Badger Meter, Inc.	12,226	(d)	463,488
Barnes Group, Inc.	36,646	(d)	906,622
Briggs & Stratton Corp.	40,860	(d)	963,887

Issuer	Shares		Value(a)
Cascade Corp.	7,495		343,271
CIRCOR International, Inc.	13,890	(d)	631,023
CLARCOR, Inc.	40,920	(d)	1,849,174
EnPro Industries, Inc.	16,720	(b,d)	670,138
ESCO Technologies, Inc.	21,551	(d)	790,491
Federal Signal Corp.	50,510	(d)	340,943
John Bean Technologies Corp.	23,262	(d)	470,125
Kaydon Corp.	26,646	(d)	1,031,200
Lindsay Corp.	10,169	(d)	745,591
Lydall, Inc.	13,932	(b)	135,837
Mueller Industries, Inc.	30,721		1,201,806
Robbins & Myers, Inc.	36,855	(d)	1,602,087
The Toro Co.	25,222		1,712,825
Watts Water Technologies, Inc., Class A	23,773	(d)	920,015

Total			17,522,350

Media (0.6%)
Arbitron, Inc.	21,962		849,490
EW Scripps Co., Class A	25,141	(b,d)	238,840
Live Nation Entertainment, Inc.	126,878	(b)	1,407,077

Total			2,495,407

Metals & Mining (1.0%)
AM Castle & Co.	13,598	(b,d)	256,730
AMCOL International Corp.	20,634		767,997
Century Aluminum Co.	45,955	(b)	918,182
Kaiser Aluminum Corp.	12,030		602,823
Materion Corp.	16,545	(b,d)	690,919
Olympic Steel, Inc.	7,448	(d)	218,748
RTI International Metals, Inc.	24,495	(b,d)	782,370

Total			4,237,769

Multiline Retail (0.1%)
Fred’s, Inc., Class A	31,883	(d)	445,087
Tuesday Morning Corp.	29,719	(b,d)	148,595

Total			593,682

Multi-Utilities (0.6%)
Avista Corp.	46,497	(d)	1,132,203
CH Energy Group, Inc.	12,736	(d)	682,904
NorthWestern Corp.	29,435		958,109

Total			2,773,216

Oil, Gas & Consumable Fuels (2.5%)
Contango Oil & Gas Co.	10,450	(b,d)	647,064
GeoResources, Inc.	14,750	(b)	428,045
Gulfport Energy Corp.	30,150	(b,d)	1,026,306
Holly Corp.	35,913		2,079,363
Penn Virginia Corp.	37,049	(d)	572,778
Petroleum Development Corp.	19,078	(b,d)	759,686
Petroquest Energy, Inc.	45,170	(b,d)	395,689
Stone Energy Corp.	39,803	(b)	1,407,434
Swift Energy Co.	34,165	(b)	1,338,926
World Fuel Services Corp.	56,526		2,237,299

Total			10,892,590

Issuer	Shares		Value(a)
Paper & Forest Products (0.9%)
Buckeye Technologies, Inc.	31,358		883,041
Clearwater Paper Corp.	9,333	(b)	732,454
Deltic Timber Corp.	8,746	(d)	592,979
KapStone Paper and Packaging Corp.	31,000	(b,d)	538,780
Neenah Paper, Inc.	12,102	(d)	282,340
Schweitzer-Mauduit International, Inc.	14,001		725,812
Wausau Paper Corp.	39,907		269,372

Total			4,024,778

Personal Products (0.2%)
Medifast, Inc.	10,880	(b)	214,880
Prestige Brands Holdings, Inc.	40,800	(b,d)	471,240

Total			686,120

Pharmaceuticals (1.2%)
Hi-Tech Pharmacal Co., Inc.	8,300	(b,d)	229,578
Par Pharmaceutical Companies, Inc.	29,148	(b)	1,003,857
Questcor Pharmaceuticals, Inc.	50,700	(b,d)	1,039,350
Salix Pharmaceuticals Ltd.	47,247	(b)	1,856,335
Viropharma, Inc.	63,525	(b)	1,225,397

Total			5,354,517

Professional Services (1.0%)
CDI Corp.	10,514		155,817
Exponent, Inc.	11,426	(b,d)	490,290
Heidrick & Struggles International, Inc.	14,265	(d)	333,801
Insperity, Inc.	18,235	(d)	552,337
Kelly Services, Inc., Class A	22,950	(b,d)	438,575
Navigant Consulting, Inc.	42,350	(b)	493,378
On Assignment, Inc.	29,682	(b)	325,612
School Specialty, Inc.	13,018	(b,d)	192,797
SFN Group, Inc.	41,500	(b,d)	436,995
The Dolan Co.	24,761	(b,d)	291,437
TrueBlue, Inc.	35,813	(b)	504,246

Total			4,215,285

Real Estate Investment Trusts (REITs) (7.8%)
Acadia Realty Trust	32,754	(d)	682,921
BioMed Realty Trust, Inc.	107,765	(d)	2,138,057
Cedar Shopping Centers, Inc.	38,204	(d)	225,404
Colonial Properties Trust	65,737		1,390,995
DiamondRock Hospitality Co.	135,633		1,633,021
EastGroup Properties, Inc.	21,926	(d)	1,009,912
Entertainment Properties Trust	37,751	(d)	1,797,325
Extra Space Storage, Inc.	71,452		1,546,936
Franklin Street Properties Corp.	57,554	(d)	813,814
Getty Realty Corp.	20,350	(d)	517,094
Healthcare Realty Trust, Inc.	54,591	(d)	1,246,858
Home Properties, Inc.	30,829	(d)	1,954,558
Inland Real Estate Corp.	62,100	(d)	606,717
Kilroy Realty Corp.	46,822		1,963,714
Kite Realty Group Trust	51,423	(d)	267,400
LaSalle Hotel Properties	67,162		1,889,939
Lexington Realty Trust	102,601	(d)	1,023,958
LTC Properties, Inc.	24,259		713,700
Medical Properties Trust, Inc.	90,681	(d)	1,119,004
Mid-America Apartment Communities, Inc.	29,021	(d)	1,940,053
National Retail Properties, Inc.	68,039	(d)	1,792,147
Parkway Properties, Inc.	17,813	(d)	319,387
Pennsylvania Real Estate Investment Trust	45,016		710,803

Issuer	Shares		Value(a)
Post Properties, Inc.	39,972		1,622,863
PS Business Parks, Inc.	15,248		918,844
Saul Centers, Inc.	9,400		411,626
Sovran Self Storage, Inc.	22,474	(d)	961,438
Tanger Factory Outlet Centers	65,972	(d)	1,822,806
Universal Health Realty Income Trust	10,300	(d)	444,033
Urstadt Biddle Properties, Inc., Class A	18,933	(d)	372,601

Total			33,857,928

Real Estate Management & Development (0.1%)
Forestar Group, Inc.	28,792	(b,d)	566,339

Road & Rail (0.8%)
Arkansas Best Corp.	20,630	(d)	474,696
Heartland Express, Inc.	41,246	(d)	711,494
Knight Transportation, Inc.	50,370		907,164
Old Dominion Freight Line, Inc.	34,073	(b,d)	1,275,011

Total			3,368,365

Semiconductors & Semiconductor Equipment (4.8%)
Advanced Energy Industries, Inc.	31,405	(b)	444,381
ATMI, Inc.	25,648	(b,d)	510,652
Brooks Automation, Inc.	53,151	(b,d)	650,037
Cabot Microelectronics Corp.	18,873	(b)	921,946
Ceva, Inc.	17,850	(b)	545,853
Cohu, Inc.	19,472		280,592
Cymer, Inc.	24,471	(b,d)	1,177,300
Diodes, Inc.	29,449	(b,d)	1,007,745
DSP Group, Inc.	18,969	(b,d)	153,270
Exar Corp.	36,153	(b,d)	220,895
FEI Co.	31,296	(b)	1,015,868
Hittite Microwave Corp.	20,284	(b)	1,306,087
Kopin Corp.	52,723	(b,d)	253,598
Kulicke & Soffa Industries, Inc.	57,974	(b,d)	525,244
Micrel, Inc.	40,739	(d)	521,867
Microsemi Corp.	69,627	(b)	1,643,196
MKS Instruments, Inc.	42,018	(d)	1,192,471
Monolithic Power Systems, Inc.	28,670	(b)	486,817
Pericom Semiconductor Corp.	20,258	(b,d)	184,145
Power Integrations, Inc.	23,350	(d)	941,939
Rudolph Technologies, Inc.	25,543	(b)	288,891
Sigma Designs, Inc.	22,439	(b,d)	286,322
Standard Microsystems Corp.	18,552	(b)	503,687
Supertex, Inc.	10,559	(b,d)	227,969
Tessera Technologies, Inc.	41,467	(b)	819,388
TriQuint Semiconductor, Inc.	132,147	(b)	1,819,663
Ultratech, Inc.	20,388	(b)	638,348
Veeco Instruments, Inc.	32,983	(b,d)	1,686,420
Volterra Semiconductor Corp.	19,790	(b)	520,279

Total			20,774,870

Software (3.7%)
Blackbaud, Inc.	36,153	(d)	999,992
Bottomline Technologies, Inc.	27,000	(b,d)	750,060
CommVault Systems, Inc.	35,404	(b)	1,394,564
Ebix, Inc.	31,213	(b,d)	713,217
Epicor Software Corp.	37,555	(b)	469,438
EPIQ Systems, Inc.	25,448	(d)	362,125
Interactive Intelligence, Inc.	10,832	(b)	405,333

Issuer	Shares		Value(a)
JDA Software Group, Inc.	34,296	(b,d)	1,123,880
Manhattan Associates, Inc.	17,748	(b)	641,590
MicroStrategy, Inc., Class A	6,688	(b,d)	945,014
Netscout Systems, Inc.	28,462	(b)	728,343
Progress Software Corp.	54,501	(b)	1,615,955
Radiant Systems, Inc.	27,239	(b)	542,601
Smith Micro Software, Inc.	25,014	(b,d)	193,108
Sourcefire, Inc.	22,750	(b,d)	605,605
Synchronoss Technologies, Inc.	20,400	(b)	658,104
Take-Two Interactive Software, Inc.	69,445	(b,d)	1,123,620
Taleo Corp., Class A	33,128	(b,d)	1,201,553
THQ, Inc.	55,285	(b,d)	223,351
Tyler Technologies, Inc.	20,241	(b,d)	501,774
Websense, Inc.	32,980	(b,d)	850,554

Total			16,049,781

Specialty Retail (3.9%)
Big 5 Sporting Goods Corp.	17,718		211,730
Brown Shoe Co., Inc.	35,646	(d)	450,922
Cabela’s, Inc.	32,796	(b,d)	837,610
Christopher & Banks Corp.	28,970	(d)	178,166
Coldwater Creek, Inc.	48,800	(b,d)	148,840
Genesco, Inc.	19,173	(b,d)	774,206
Group 1 Automotive, Inc.	19,344	(d)	832,566
Haverty Furniture Companies, Inc.	15,080	(d)	197,548
Hibbett Sports, Inc.	22,688	(b,d)	857,153
HOT Topic, Inc.	36,225		243,070
JOS A Bank Clothiers, Inc.	22,411	(b,d)	1,174,785
Kirkland’s, Inc.	12,780	(b)	192,850
Lithia Motors, Inc., Class A	17,760		323,054
Lumber Liquidators Holdings, Inc.	19,074	(b,d)	494,970
MarineMax, Inc.	18,748	(b)	179,231
Midas, Inc.	11,534	(b,d)	83,852
Monro Muffler Brake, Inc.	24,660	(d)	749,171
OfficeMax, Inc.	69,071	(b,d)	687,947
PEP Boys — Manny, Moe & Jack	42,641	(d)	584,182
Rue21, Inc.	12,250	(b,d)	368,970
Sonic Automotive, Inc., Class A	28,711		404,825
Stage Stores, Inc.	29,746	(d)	572,908
Stein Mart, Inc.	21,904	(d)	238,316
The Buckle, Inc.	21,243	(d)	966,344
The Cato Corp., Class A	23,975	(d)	611,602
The Childrens Place Retail Stores, Inc.	21,119	(b,d)	1,122,897
The Finish Line, Inc., Class A	43,360		931,806
The Men’s Wearhouse, Inc.	42,909		1,196,731
Vitamin Shoppe, Inc.	20,750	(b,d)	809,665
Zale Corp.	18,806	(b,d)	69,206
Zumiez, Inc.	16,940	(b,d)	476,183

Total			16,971,306

Textiles, Apparel & Luxury Goods (2.6%)
Carter’s, Inc.	46,872	(b,d)	1,449,282
CROCS, Inc.	72,038	(b)	1,448,684
Iconix Brand Group, Inc.	59,115	(b,d)	1,447,726
K-Swiss, Inc., Class A	22,121	(b,d)	272,310
Liz Claiborne, Inc.	76,808	(b,d)	483,122
Maidenform Brands, Inc.	18,976	(b,d)	600,780
Movado Group, Inc.	14,079		234,979
Oxford Industries, Inc.	11,314	(d)	388,636

Issuer	Shares		Value(a)
Perry Ellis International, Inc.	10,114	(b,d)	285,013
Quiksilver, Inc.	105,628	(b,d)	459,482
Skechers U.S.A., Inc., Class A	27,825	(b,d)	530,066
Steven Madden Ltd.	18,880	(b,d)	1,003,472
True Religion Apparel, Inc.	20,573	(b)	621,716
Volcom, Inc.	13,885	(d)	273,951
Wolverine World Wide, Inc.	40,303	(d)	1,599,223

Total			11,098,442

Thrifts & Mortgage Finance (0.4%)
Bank Mutual Corp.	37,167	(d)	152,013
Brookline Bancorp, Inc.	47,967		442,256
Dime Community Bancshares, Inc.	22,457	(d)	347,185
Provident Financial Services, Inc.	41,850	(d)	607,662
Trustco Bank Corp. NY	62,715	(d)	376,290

Total			1,925,406

Tobacco (0.1%)
Alliance One International, Inc.	70,714	(b,d)	282,149

Trading Companies & Distributors (0.4%)
Applied Industrial Technologies, Inc.	30,683		1,081,882
Kaman Corp.	21,133	(d)	786,148
Lawson Products, Inc.	3,254	(d)	71,686

Total			1,939,716

Water Utilities (0.1%)
American States Water Co.	15,110	(d)	527,490

Wireless Telecommunication Services (0.2%)
NTELOS Holdings Corp.	24,186		477,190
USA Mobility, Inc.	17,938		277,142

Total			754,332

Total Common Stocks (Cost: $323,492,942)			$425,365,250

Money Market Fund (1.0%)
	Shares		Value(a)
Columbia Short-Term Cash Fund, 0.195%	4,227,752	(e)	$4,227,752

Total Money Market Fund (Cost: $4,227,752)			$4,227,752

Investments of Cash Collateral Received for Securities on Loan (23.1%)

		Amount
	Effective	payable at
Issuer	yield	maturity	Value(a)
Asset-Backed Commercial Paper (2.8%)
Cancara Asset Securitisation LLC
07-19-11	0.250%	$2,998,125	$2,998,125
Rhein-Main Securitisation Ltd.
05-06-11	0.375	4,999,167	4,999,167
Royal Park Investments Funding Corp.
06-17-11	0.600	3,993,867	3,993,867

Total			11,991,159

		Amount
	Effective	payable at
Issuer	yield	maturity	Value(a)
Certificates of Deposit (7.9%)
Bank of Nova Scotia
05-12-11	0.180	2,000,000	2,000,000
Barclays Bank PLC
06-15-11	0.400	2,000,000	2,000,000
Credit Industrial et Commercial
06-07-11	0.400	3,000,000	3,000,000
Credit Suisse
10-25-11	0.263	2,000,000	2,000,000
Deutsche Bank AG
07-08-11	0.280	3,000,000	3,000,000
DZ Bank AG
05-09-11	0.350	2,000,000	2,000,000
Erste Bank der Oesterreichischen Sparkassen AG
05-31-11	0.260	2,000,000	2,000,000
FMS Wertmanagement Anstalt Des Oeffentlichen Rechts
05-12-11	0.400	3,000,000	3,000,000
KBC Bank NV
05-31-11	0.250	3,000,000	3,000,000
Mitsubishi UFJ Trust and Banking Corp.
05-23-11	0.345	3,000,000	3,000,000
National Bank of Canada
10-07-11	0.286	3,000,000	3,000,000
Skandinaviska Enskilda Banken
05-06-11	0.210	4,000,000	4,000,000
Union Bank of Switzerland
08-15-11	0.319	2,000,000	2,000,000

Total			34,000,000

Commercial Paper (0.9%)
Macquarie Bank Ltd.
06-30-11	0.400	1,997,955	1,997,955
Westpac Securities NZ Ltd.
09-02-11	0.324	2,000,000	2,000,000

Total			3,997,955

Other Short-Term Obligations (2.1%)
Bank of America, National Association
10-03-11	0.350	3,000,000	3,000,000
The Goldman Sachs Group, Inc.
07-19-11	0.300	3,000,000	3,000,000
Natixis Financial Products LLC
05-02-11	0.450	3,000,000	3,000,000

Total			9,000,000

	Effective	Principal
Issuer	yield	amount	Value(a)
Repurchase Agreements (9.4%)(f)
Cantor Fitzgerald & Co. dated 04-29-11, matures 05-02-11, repurchase price $12,000,070	0.070%	$12,000,000	$12,000,000
Citibank NA dated 04-29-11, matures 05-02-11, repurchase price $10,000,050	0.060	10,000,000	10,000,000
Citigroup Global Markets, Inc. dated 04-29-11, matures 05-02-11, repurchase price $5,000,046	0.110	5,000,000	5,000,000

	Effective	Principal
Issuer	yield	amount	Value(a)
Goldman Sachs & Co. dated 04-29-11, matures 05-02-11, repurchase price $13,622,284	0.050	13,622,227	13,622,227

Total			40,622,227

Total Investments of Cash Collateral Received for Securities on Loan
(Cost: $99,611,341)			$99,611,341

Total Investments in Securities
(Cost: $427,332,035)(g)			$529,204,343

The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by, and is the exclusive property of, Morgan Stanley Capital International Inc. and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc.
Investments in Derivatives
At April 30, 2011, $237,800 was held in a margin deposit account as collateral to cover initial margin requirements on open stock index futures contracts.
Futures Contracts Outstanding at April 30, 2011

	Number of
	Contracts	Notional	Expiration	Unrealized	Unrealized
Contract Description	Long (Short)	Market Value	Date	Appreciation	Depreciation

Russell 2000 Mini Index	75	$6,479,250	June 2011	$198,356	$—
Notes to Portfolio of Investments

(a)	Securities are valued by using policies described in Note 2 to the financial statements in the most recent Annual Report dated Jan. 31, 2011.

(b)	Non-income producing.

(c)	Foreign security values are stated in U.S. dollars. At April 30, 2011, the value of foreign securities, excluding short-term securities, represented 0.20% of net assets.

(d)	At April 30, 2011, security was partially or fully on loan.

(e)	Affiliated Money Market Fund — The Fund may invest its daily cash balance in Columbia Short-Term Cash Fund, a money market fund established for the exclusive use of funds and other institutional clients of Columbia Management. The rate shown is the seven-day current annualized yield at April 30, 2011.

(f)	The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.
Cantor Fitzgerald & Co. (0.070%)

Security Description	Value (a)

Fannie Mae Interest Strip	$704,667
Fannie Mae Pool	6,569,541
Fannie Mae Principal Strip	52,220
Fannie Mae REMICS	27,599
Fannie Mae Whole Loan	1,180
Federal Farm Credit Bank	99,705
Federal Home Loan Bank Discount Notes	400
Federal Home Loan Banks	215,290
Federal Home Loan Mortgage Corp	65,616
Federal National Mortgage Association	69,850
Freddie Mac Non Gold Pool	2,395,564
Freddie Mac REMICS	464,918
Freddie Mac Strips	58,063
Ginnie Mae I Pool	87,019
Ginnie Mae II Pool	524,431
Government National Mortgage Association	154,798
United States Treasury Inflation Indexed Bonds	44,590
United States Treasury Strip Coupon	663,269
United States Treasury Strip Principal	41,280

Total Market Value of Collateral Securities	$12,240,000

Citibank NA (0.060%)

Security Description	Value (a)

Fannie Mae Pool	$7,183,044
Freddie Mac Gold Pool	3,016,956

Total Market Value of Collateral Securities	$10,200,000

Citigroup Global Markets, Inc. (0.110%)

Security Description	Value (a)

Fannie Mae	$67,980
Fannie Mae Benchmark REMIC	20,145
Fannie Mae REMICS	1,641,367
Fannie Mae Whole Loan	37,180
Freddie Mac Reference REMIC	141,365
Freddie Mac REMICS	2,656,742
Government National Mortgage Association	535,221

Total Market Value of Collateral Securities	$5,100,000

Goldman Sachs & Co. (0.050%)

Security Description	Value (a)

Government National Mortgage Association	$13,894,671

Total Market Value of Collateral Securities	$13,894,671

(g)	At April 30, 2011, the cost of securities for federal income tax purposes was approximately $427,332,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$115,976,000
Unrealized depreciation	(14,104,000)

Net unrealized appreciation	$101,872,000

Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of April 30, 2011:

	Fair value at April 30, 2011
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description(a)	identical assets(b)	inputs	inputs	Total

Equity Securities
Common Stocks	$425,365,250	$—	$—	$425,365,250

Total Equity Securities	425,365,250	—	—	425,365,250

Other
Affiliated Money Market Fund(c)	4,227,752	—	—	4,227,752
Investments of Cash Collateral Received for Securities on Loan	—	99,611,341	—	99,611,341

Total Other	4,227,752	99,611,341	—	103,839,093

Investments in Securities	429,593,002	99,611,341	—	529,204,343
Derivatives(d)
Assets
Futures Contracts	198,356	—	—	198,356

Total	$429,791,358	$99,611,341	$—	$529,402,699

(a)	See the Portfolio of Investments for all investment classifications not indicated in the table.

(b)	There were no significant transfers between Levels 1 and 2 during the period.

(c)	Money market fund that is a sweep investment for cash balances in the Fund at April 30, 2011.

(d)	Derivative instruments are valued at unrealized appreciation (depreciation).

Item 2. Control and Procedures.
(a) The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that material information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.
(b) There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	RiverSource Market Advantage Series, Inc.

By	/s/ J. Kevin Connaughton J. Kevin Connaughton
President and Principal Executive Officer

Date	June 21, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ J. Kevin Connaughton J. Kevin Connaughton
President and Principal Executive Officer

Date	June 21, 2011

By	/s/ Michael G. Clarke Michael G. Clarke
Treasurer and Principal Financial Officer

Date	June 21, 2011